Consolidated Statement of Cash Flows (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income	3,167	2,612	2,680
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation and amortization	1,050	980	924
Deferred income taxes	416	331	451
Gain on disposal of property	(80)	(69)	(281)
Changes in operating assets and liabilities:
Accounts receivable	(59)	32	(20)
Material and supplies	(51)	(38)	(30)
Accounts payable and other	0	(245)	129
Other current assets	5	13	(13)
Pensions and other, net	(67)	(68)	(780)
Net cash provided by operating activities	4,381	3,548	3,060
Investing activities
Property additions	(2,297)	(1,973)	(1,731)
Acquisitions, net of cash acquired	0	0	0
Disposal of property	173	52	311
Change in restricted cash and cash equivalents	(15)	73	(22)
Other, net	(37)	(4)	21
Net cash used in investing activities	(2,176)	(1,852)	(1,421)
Financing activities
Issuance of debt	1,022	1,582	493
Repayment of debt	(822)	(1,413)	(58)
Net issuance (repayment) of commercial paper	(277)	268	(82)
Issuance of common shares due to exercise of stock options and related excess tax benefits realized	30	31	117
Repurchase of common shares	(1,505)	(1,400)	(1,400)
Dividends paid	(818)	(724)	(652)
Net cash used in financing activities	(2,370)	(1,656)	(1,582)
Effect of foreign exchange fluctuations on US dollar-denominated cash and cash equivalents	3	19	(3)
Net increase (decrease) in cash and cash equivalents	(162)	59	54
Cash and cash equivalents, beginning of year	214	155	101
Cash and cash equivalents, end of year	52	214	155
Supplemental cash flow information
Net cash receipts from customers and other	12,029	10,640	9,877
Net cash payments for:
Employee services, suppliers and other expenses	(6,333)	(5,558)	(5,241)
Interest	(409)	(344)	(364)
Personal injury and other claims	(57)	(61)	(79)
Pensions	(127)	(239)	(844)
Income taxes	(722)	(890)	(289)
Net cash provided by operating activities	4,381	3,548	3,060